Financial risk management	12 Months Ended
Dec. 31, 2023
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Financial risk management

4.Financial risk management

This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

The Group’s risk management policies are set to determine and analyze the risks faced, to establish the appropriate risk limits and to observe the commitment to those limits. These policies are constantly reviewed to make sure they reflect the Group’s operations and the changes in market conditions.

Credit risk

At the reporting date, there were no significant concentrations of credit risk. The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents, financial asset at fair value through other comprehensive income, financial asset at fair value through profit or loss, financial asset at amortize cost, derivative financial instruments, contract assets, trade receivables, receivables from financial services, due from related parties and other current and non-current assets (Note 35).

Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. The Group may require collateral in respect of financial assets. Also, the Group may demand letters of guarantee from third parties related to certain projects or contracts. The Group may also demand certain pledges from counterparties, if necessary, in return for the credit support it gives related to certain financings (Note 19).

In monitoring customer credit risk, customers are grouped according to whether they are subscribers, financial services customers, other corporate customers and aging profile, maturity and existence of previous financial difficulties. Trade receivables and contract assets are mainly related to the Group’s subscribers. The Group’s exposure to credit risk on trade receivables and contract assets is influenced mainly by the individual payment characteristics of postpaid subscribers. The Group establishes a provision for impairment losses based on its historical events and future expectations in respect of trade receivables and contract assets. The receivables from financial sector activities consist of contractual assignments from subscribers related to consumer financing activities of Turkcell Finansman, receivables related to payment services and electronic money services of Turkcell Ödeme and Paycell LLC, and receivables related to insurance agency services of Turkcell Sigorta. These receivables are accounted for using the effective interest rate method at amortized cost.

Investments are preferred to be in liquid securities. The counterparty limits are set monthly depending on their ratings from the most credible rating agencies and the amount of their paid-in capital and/or shareholders equity. Policies are in place to review the paid-in capital and rating of counterparties periodically to ensure credit worthiness.

The Group signs local and international derivate agreements in order to be able to execute financial derivative transactions with financial institutions that are believed to have sufficient credit ratings.

The Group’s policy is to provide financial guarantees only to subsidiaries and distributors. At 31 December 2023, guarantees of TL8,836,805 were outstanding (31 December 2022: TL 6,513,114).

Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held demand deposits of TL 4,215,677 (31 December 2022: TL 3,598,726) that are expected to readily generate cash inflows for managing liquidity risk. Due to the dynamic nature of the underlying businesses, the Group Treasury maintains flexibility in funding by maintaining availability under committed credit lines.

Management monitors rolling forecasts of the Group’s liquidity reserve (Note 35) and cash and cash equivalents (Note 23) on the basis of expected cash flows. In addition, the Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these, monitoring balance sheet liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.

4.Financial risk management (continued)

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk. The Group uses derivatives in order to manage market risks. All such transactions are carried at within the guidelines set by the Group Treasury.

(i)Foreign exchange risk

The Group operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the USD, EUR and RMB. Foreign exchange risk arises from recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity. The Group holds a significant portion of its cash and cash equivalent in foreign currencies in order to manage foreign exchange risk. In addition, derivative financial instruments are used to manage exposure to fluctuations in foreign exchange rates and since 1 July 2018 the Company applies hedge accounting. Details of the Company’s foreign exchange risk is disclosed in Note 35.

(ii)Interest rate risk

The Group’s exposure to interest rate risk is related to its financial assets and liabilities. The Group manage its financial liabilities by providing an appropriate distribution between fixed and floating rate loans. Floating rate exposures can be changed to fixed rate exposures based on short-term and long-term market expectations via financial derivatives. The use of financial derivatives is governed by the Group Treasury’s policies approved by the Audit Committee, which provide written principles on the use of derivatives. The Group’s borrowings and receivables are carried at amortized cost. The borrowings are periodically contractually repriced (Note 35) and are also exposed to the risk of future changes in market interest rates.

The Group’s transition from USD LIBOR to SOFR was completed as of June 30, 2023.

In calculating the change in fair value attributable to the hedged risk of the floating-rate debt, the Group has made the following assumptions that reflect its current expectations:

-	Considering the Group’s ‘Possible’ requirements, the USD LIBOR interest rate on which its hedging liabilities are based has not changed as a result of the IBOR reform.
-	As a result of the IBOR reform, the USD LIBOR interest rate, on which the cash flows of the debt for hedging purposes are carried out, and the swap interest rate on which the hedging transactions are based, have not changed as a result of the IBOR reform.
-	The group has not retroactively changed its cash flow hedging reserve for the period expected for the implementation of the reforms.